S000070572 [Member] Average Annual Total Returns	12 Months Ended	48 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	12.36%	[1]
Performance Inception Date		Dec. 30, 2020
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.15%)	[1]
Performance Inception Date		Dec. 30, 2020
S&P Target Date To 2065+ Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.47%	8.45%	[1]
Performance Inception Date		Dec. 30, 2020
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	22.11%	10.79%	[1]
Performance Inception Date		Dec. 30, 2020
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	22.57%	11.22%	[1]
Performance Inception Date		Dec. 30, 2020
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	22.70%	11.32%	[1]
Performance Inception Date		Dec. 30, 2020
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	22.67%	11.23%	[1]
Performance Inception Date		Dec. 30, 2020
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	22.49%	11.07%	[1]
Performance Inception Date		Dec. 30, 2020
Class A
Prospectus [Line Items]
Average Annual Return, Percent	15.27%	9.33%	[1]
Performance Inception Date		Dec. 30, 2020
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.26%	7.57%	[1]
Performance Inception Date		Dec. 30, 2020
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.59%	6.75%	[1]
Performance Inception Date		Dec. 30, 2020
Class R
Prospectus [Line Items]
Average Annual Return, Percent	21.79%	10.51%	[1]
Performance Inception Date		Dec. 30, 2020
Class C
Prospectus [Line Items]
Average Annual Return, Percent	20.36%	10.11%	[1]
Performance Inception Date		Dec. 30, 2020

[1]	Since inception December 30, 2020.